Label	Element	Value
Prospectus:	rr_ProspectusTable
ProspectusDate	rr_ProspectusDate	Mar. 01, 2013
THE HARTFORD WORLD BOND FUND (Prospectus Summary) | THE HARTFORD WORLD BOND FUND | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.66%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.95%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	543
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	772
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,019
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,727
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	543
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	772
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,019
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,727
Annual Return 2012	rr_AnnualReturn2012	8.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	1.56%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
THE HARTFORD WORLD BOND FUND (Prospectus Summary) | THE HARTFORD WORLD BOND FUND | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.66%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.83%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.70%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	273
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	563
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	978
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,137
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	173
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	563
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	978
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,137
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.07%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.33%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
THE HARTFORD WORLD BOND FUND (Prospectus Summary) | THE HARTFORD WORLD BOND FUND | Class I
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.66%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.70%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	258
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	461
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,046
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	258
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	461
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,046
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
THE HARTFORD WORLD BOND FUND (Prospectus Summary) | THE HARTFORD WORLD BOND FUND | Class R3
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.66%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.51%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.25%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	452
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	799
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,779
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	452
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	799
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,779
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R3 - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
THE HARTFORD WORLD BOND FUND (Prospectus Summary) | THE HARTFORD WORLD BOND FUND | Class R4
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.66%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.21%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.95%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	358
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	640
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,443
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	358
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	640
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,443
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R4 - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.12%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
THE HARTFORD WORLD BOND FUND (Prospectus Summary) | THE HARTFORD WORLD BOND FUND | Class R5
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.66%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.65%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	264
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	478
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,096
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	66
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	264
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	478
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,096
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R5 - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
THE HARTFORD WORLD BOND FUND (Prospectus Summary) | THE HARTFORD WORLD BOND FUND | Class Y
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.66%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.73%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.60%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	61
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	220
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	393
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	894
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	61
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	220
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	393
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	894
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.45%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
THE HARTFORD WORLD BOND FUND (Prospectus Summary) | THE HARTFORD WORLD BOND FUND
Prospectus:	rr_ProspectusTable
Risk/Return, Heading	rr_RiskReturnHeading	THE HARTFORD WORLD BOND FUND SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOAL.
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation with income as a secondary goal.
Expense, Heading	rr_ExpenseHeading	YOUR EXPENSES.
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions and Waivers” section beginning on page 32 of the Fund’s prospectus and the “Purchase and Redemption of Shares” section beginning on page 153 of the Fund’s statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 191% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	191.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The Hartford Mutual Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

·                  Your investment has a 5% return each year

·                  The Fund’s operating expenses remain the same

·                  You reinvest all dividends and distributions

·                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets in a broad range of fixed income securities, including U.S. and non-U.S. government and corporate debt (including bonds), mortgage-related and other asset-backed securities, loan participations, inflation-protected securities, structured securities, variable, floating, and inverse floating rate instruments and preferred stock. The Fund invests, under normal circumstances, in issuers located in at least three countries (including the U.S) and may invest in both developed and developing markets. Under normal circumstances, the Fund will invest at least 75% of its net assets in investment grade debt securities; however, the Fund has the ability to invest up to 50% of its net assets in securities rated below investment grade (also referred to as “junk bonds”) if market conditions warrant. The Fund is a non-diversified fund, meaning that the Fund may invest a larger proportion of its assets in the securities of one or more issuers than a fund that is “diversified”. The Fund may trade securities actively and may invest in debt securities of any maturity. For purposes of pursuing its investment goal, the Fund regularly enters into currency-related transactions involving certain derivative instruments, including currency forwards, currency options and currency index futures contracts. The Fund may also enter into various other transactions involving derivatives, including financial futures contracts (such as interest rate or bond futures) and options on such contracts, swap agreements (which may include interest rate and credit default swaps). The Fund may use any of the above currency techniques or other derivative transactions for the purposes of enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in interest rates and other market factors.  Under normal circumstances, at least 40% (and normally not less than 30%) of the Fund’s net assets will be invested in or exposed to foreign securities or derivative instruments with exposure to foreign securities of at least three different countries outside the United States.  Investments are deemed to be “foreign” if: (a) an issuer’s domicile or location of headquarters is in a foreign country; (b) an issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country or has at least 50% of its assets situated in a foreign country; (c) the principal trading market for a security is located in a foreign country; or (d) it is a foreign currency.  The Fund’s investments in derivative securities, exchange traded funds (ETFs) and exchange traded notes (ETNs) will be considered to be “foreign” if the underlying assets represented by the investment are determined to be foreign using the foregoing criteria.

Risk, Heading	rr_RiskHeading	MAIN RISKS.
Risk, Narrative	rr_RiskNarrativeTextBlock

The primary risks of investing in the Fund are described below.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see “Additional Information Regarding Risks and Investment Strategies” in the Fund’s prospectus.

Market Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Interest Rate Risk - The risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund’s income. These risks are greater during periods of rising inflation.

Credit Risk - Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.  The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Foreign Investments Risk — Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund’s investments in foreign securities.  Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Emerging Markets Risk - The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Sovereign Debt Risk — Investments in sovereign debt are subject to the risk that the issuer of the non-U.S. sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.  This may result from political or social factors, the general economic environment of a country or economic region, levels of foreign debt or foreign currency exchange rates.

Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Junk Bond Risk - Investments rated below investment grade (also referred to as “junk bonds”) are considered to be speculative and are subject to heightened credit risk, which may make the fund more sensitive to adverse developments in the U.S. and abroad.  Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities.  The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty.  There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell.

Derivatives Risk - Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index.  Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment.  Successful use of derivative instruments by the Fund depends on the sub-adviser’s judgment with respect to a number of factors and the Fund’s performance could be worse and/or more volatile than if it had not used these instruments.  In addition, the fluctuations in the value of derivatives may not correlate perfectly with the value of any portfolio assets being hedged, the performance of the asset class to which the sub-adviser seeks exposure, or the overall securities markets.

Leverage Risk — Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. Leverage may also cause the Fund to be more volatile than if it had not been leveraged.  The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so.

Forward Currency Contracts Risk - A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The Fund may enter into forward currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of its investment strategy. The market value of a forward currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency exchange contracts do not eliminate fluctuations in the value of foreign securities but allow the Fund to establish a fixed rate of exchange for a future point in time. Use of such contracts, therefore, can have the effect of reducing returns and minimizing opportunities for gain. The Fund could also lose money when the contract is settled. Gains from foreign currency contracts are typically taxable as income and may significantly increase an investor’s tax liability.

Futures and Options Risks - Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid.  Futures and options also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used.  Futures and options are also subject to the risk that the other party to the transaction defaults on its obligation.

Swap Agreements Risk — A swap is a two-party contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component.  Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Non-Diversification Risk - The Fund is non-diversified, which means it is permitted to invest more of its assets in fewer issuers than a “diversified” fund.  Thus, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.  The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified fund.

U.S. Government Securities Risk - Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics.  Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government.  No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.  In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Mortgage- and Asset-Backed Securities Risk - Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust.  Mortgage-backed securities are subject to credit risk, interest rate risk, “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates).  If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied.  An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless.  The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Investment Strategy Risk - The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund’s investment objective will be achieved.

Active Trading Risk - Active trading could increase the Fund’s transaction costs and may increase your taxable distributions.  These effects may also adversely affect Fund performance.

The Fund is subject to certain other risks, which are described elsewhere in this prospectus.

Risk, Lose Money	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus
The Fund is non-diversified, which means it is permitted to invest more of its assets in fewer issuers than a “diversified” fund.  Thus, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.  The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified fund.

Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordfunds.com.  The returns:

·                  Assume reinvestment of all dividends and distributions

·                  Would be lower if the Fund’s operating expenses had not been limited.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below indicates the risks of investing in the Fund. Shows the Fund’s total return for the first full calendar year of operation
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hartfordfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Total returns by calendar year (excludes sales charges)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock

The bar chart:

·                  Shows the Fund’s total return for the first full calendar year of operation

·                  Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

·                  Shows the returns of the Fund’s Class A shares.  Because all of the Fund’s shares are invested in the same portfolio of securities, returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 2.70% (3rd quarter, 2012) Lowest 1.56% (2nd quarter, 2012)
Performance Table, Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL RETURNS.
Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	including sales charges
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.  Returns prior to the inception date of certain classes of shares may reflect returns of another class of shares.

Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown
After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.

Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows returns for the Fund over time compared to those of a broad-based market index.  After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.  Returns prior to the inception date of certain classes of shares may reflect returns of another class of shares.  For more information regarding returns see the “Performance Notes” section in the Fund’s prospectus.

Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending December 31, 2012 (including sales charges)
THE HARTFORD WORLD BOND FUND (Prospectus Summary) | THE HARTFORD WORLD BOND FUND | After Taxes on Distributions | Class A
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.98%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
THE HARTFORD WORLD BOND FUND (Prospectus Summary) | THE HARTFORD WORLD BOND FUND | After Taxes on Distributions and Sales | Class A
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.61%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
THE HARTFORD WORLD BOND FUND (Prospectus Summary) | THE HARTFORD WORLD BOND FUND | Citigroup World Government Bond Index
Prospectus:	rr_ProspectusTable
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Citigroup World Government Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011

[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
[2]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to waive 0.10% of its management fee and to further reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 0.95% (Class A), 1.70% (Class C), 0.70% (Class I), 1.25% (Class R3), 0.95% (Class R4), 0.65% (Class R5) and 0.60% (Class Y). These contractual arrangements will remain in effect until February 28, 2014. In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. This contractual arrangement will remain in effect until February 28, 2014, and shall renew automatically for one-year terms unless HASCO provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.